Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 980,000	¥ 912,684	¥ 867,885
Foreign exchange gains (losses)—net	[1]	91,611	89,267	44,345
Trading account gains (losses)—net		(491,947)	120,596	745,692
Investment gains (losses)—net:
Debt securities		(14,777)	(22,032)	31,032
Equity securities		(60,563)	850,567	(557,391)
Equity in earnings (losses) of equity method investees—net	[2]	34,587	31,027	34,012
Gains on disposal of premises and equipment		9,943	7,125	2,583
Other noninterest income	[3],[4]	120,936	52,086	139,582
Total noninterest income		669,790	2,041,320	1,307,740
Premises and Equipment
Investment gains (losses)—net:
Gains on disposal of premises and equipment	[2]	9,943	7,125	2,583
Foreign Exchange
Disaggregation of Revenue [Line Items]
Foreign exchange gains (losses)—net	[2]	91,611	89,267	44,345
Trading Account Gains
Disaggregation of Revenue [Line Items]
Trading account gains (losses)—net	[3]	(491,947)	120,596	745,692
Debt securities
Investment gains (losses)—net:
Debt securities	[2]	(14,777)	(22,032)	31,032
Equity securities
Investment gains (losses)—net:
Equity securities	[2]	(60,563)	850,567	(557,391)
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	184,014	170,216	139,124
Deposits related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	15,358	15,162	14,668
Lending related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[3],[6]	162,953	158,921	142,752
Correspondent clearing
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	103,979	109,111	112,275
Investment advisory, management and administrative service
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	122,014	104,753	98,720
Fiduciary and trust
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	141,365	122,215	129,298
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	36,899	31,331	31,879
Guarantee-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2]	35,296	31,665	28,974
Financial service, other
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	178,122	169,310	170,195
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 980,000	¥ 912,684	¥ 867,885

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 27 “Fair value” for further details.
[5]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
[6]	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.